DEBT - Narrative (Details) - USD ($)			1 Months Ended	12 Months Ended
	Apr. 26, 2024	Jun. 30, 2022	Aug. 31, 2023	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs		$ 6,300,000		$ 3,050,000		$ 5,445,000
Current portion of long-term debt				8,529,000		20,095,000
Accrued interest				1,400,000
2022 Term Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt				8,800,000
Debt issuance cost, current				$ 1,200,000
2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Interest rate				8.60%
2022 Term Loan | Line of Credit | Variable Rate Component One | Alternate Base Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate		2.50%		7.90%
2022 Term Loan | Line of Credit | Variable Rate Component Two | Secured Overnight Financing Rate (SOFR)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate		0.10%
2022 Term Loan | Line of Credit | Variable Rate Component Three | Applicable Rate
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt instrument, rate		3.50%
2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Current portion of long-term debt				$ 0
Debt issuance cost, current				900,000
2022 Credit Agreement
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt				162,843,000
Secured Debt | 2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt		$ 7,500,000		100,000
Maximum borrowing capacity		$ 175,000,000.0
Long-term debt				161,875,000		170,652,000
Revolving Credit Facility | 2022 Term Loan | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt term		4 years
Revolving Credit Facility | 2022 Revolving Credit Facility | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity		$ 45,000,000.0
Long-term debt				$ 0		$ 14,117,000
Interest rate				8.70%
Minimum liquidity covenant					$ 15,000,000.0
Revolving Credit Facility | 2022 Revolving Credit Facility | Line of Credit | Subsequent Event
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 45,000,000
Minimum liquidity covenant	10,000,000
Decrease in revolving commitments	$ 5,000,000
Note Payable | D&O Insurance
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt			$ 2,400,000
Monthly principal and interest payments			$ 200,000
Debt term			10 months
Annual interest rate			8.20%